Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
Citigroup Global Markets Inc.
Citi Real Estate Funding Inc.
Bank of Montreal
BMO Capital Markets Corp.
Barclays Capital Real Estate Inc.
Barclays Capital Inc.
Deutsche Bank Securities Inc.
German American Capital Corporation
(together, the “Specified Parties”):

Re: BX Commercial Mortgage Trust 2024-XL4 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2024-XL4_Accounting Tape.xlsx” provided by the Company on January 8, 2024 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and 120 related mortgaged properties (“Mortgaged Properties”) as of January 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BX Commercial Mortgage Trust 2024-XL4, Commercial Mortgage Pass-Through Certificates, Series 2024-XL4 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
●	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
●	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

●	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
●	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
January 8, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Type	Draft Appraisal; Appraisal
Property Sub-Type	Underwriting
Same-Store Property (BX 2019-XL)	Provided by the Company
BX 2019-XL ALA Rank	Provided by the Company
BX 2019-XL Property Name	Provided by the Company
Street Address	Draft Appraisal; Appraisal
City	Draft Appraisal; Appraisal
State	Draft Appraisal; Appraisal
Zip Code	Draft Appraisal; Appraisal
Year Built	Draft Appraisal; Appraisal
Year Renovated	Draft Appraisal; Appraisal
Market	Underwriting File
Wtd. Avg. Clear Height (by NRA)	Underwriting File
Office % of NRA	Underwriting File
Total NRA	Underwriting File
Unit of Measure	Underwriting File
UW Physical Occupancy	Underwriting File
UW Rent Roll Date	Underwriting File
Ownership Interest	Provided by the Company
Mortgage Loan Cut-off Date Balance ($)	Draft Loan Agreement
Mezzanine Loan Cut-off Date Balance ($)	Draft Mezzanine Loan Agreement
Appraised Value Date	Draft Appraisal; Appraisal
Aggregate Individual Appraised Value	Draft Appraisal; Appraisal
Portfolio Appraised Value Date	Draft Appraisal; Appraisal
Portfolio Appraised Value	Draft Appraisal; Appraisal
Portfolio Appraised Value Premium	Draft Appraisal; Appraisal

A-1

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Largest Tenant (by UW Gross Rent) Lease Expiration Date	Underwriting File
Second Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
Second Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Second Largest Tenant (by UW Gross Rent) Lease Expiration Date	Underwriting File
Third Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
Third Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Third Largest Tenant (by UW Gross Rent) Lease Expiration Date	Underwriting File
Effective Gross Income 2021 ($)	Underwriting File
Effective Gross Income 2022 ($)	Underwriting File
Effective Gross Income October 2023 TTM ($)	Underwriting File
Effective Gross Income 2024 Budget ($)	Underwriting File
Effective Gross Income UW ($)	Underwriting File
Total Operating Expenses 2021 ($)	Underwriting File
Total Operating Expenses 2022 ($)	Underwriting File
Total Operating Expenses October 2023 TTM ($)	Underwriting File
Total Operating Expenses 2024 Budget ($)	Underwriting File
Total Operating Expenses UW ($)	Underwriting File
Net Operating Income 2021 ($)	Underwriting File
Net Operating Income 2022 ($)	Underwriting File
Net Operating Income October 2023 TTM ($)	Underwriting File
Net Operating Income 2024 Budget ($)	Underwriting File
Net Operating Income UW ($)	Underwriting File

A-2

ATTACHMENT A

Attribute	Source Document(s)
Tenant Improvements and Leasing Commissions 2021 ($)	Underwriting File
Tenant Improvements and Leasing Commissions 2022 ($)	Underwriting File
Tenant Improvements and Leasing Commissions October 2023 TTM ($)	Underwriting File
Tenant Improvements and Leasing Commissions 2024 Budget ($)	Underwriting File
Tenant Improvements and Leasing Commissions UW ($)	Underwriting File
Replacement Reserves 2021 ($)	Underwriting File
Replacement Reserves 2022 ($)	Underwriting File
Replacement Reserves October 2023 TTM ($)	Underwriting File
Replacement Reserves 2024 Budget ($)	Underwriting File
Replacement Reserves UW ($)	Underwriting File
Net Cash Flow 2021 ($)	Underwriting File
Net Cash Flow 2022 ($)	Underwriting File
Net Cash Flow October 2023 TTM ($)	Underwriting File
Net Cash Flow 2024 Budget ($)	Underwriting File
Net Cash Flow UW ($)	Underwriting File

A-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Wtd. Avg. Lease Expiration Date (by NRA)	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate occupied square feet the respective Mortgaged Property.
Wtd. Avg. Lease Term Remaining (by NRA)	Quotient of the count of the (i) number of days between rent roll date and respective Wtd. Avg. Lease Expiration Date (by NRA) and (ii) 365.
Mortgage Loan Cut-off Date Balance per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Total NRA.
% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Mortgage Loan Cut-off Date Balance ($) of the portfolio.
Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total NRA.
Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) aggregate Aggregate Individual Appraised Value.
Mortgage Loan Balloon LTV (Aggregate Individual Appraised Value)	Quotient of (i) mortgage loan maturity date balance and (ii) aggregate Aggregate Individual Appraised Value.
Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) mortgage loan maturity date balance and (ii) Portfolio Appraised Value.
Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA of the respective Mortgaged Property.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Second Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) Second Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA of the respective Mortgaged Property.
Third Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) Third Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA of the respective Mortgaged Property.

B-2